Commitments and Contingent Liabilities - Summary of Long-term Operating Lease Commitments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	€ 2,454	€ 2,841
Land and buildings [Member]
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	1,885	2,149
Plant and machinery [Member]
Long term operating lease commitments [Line Items]
Long-term operating lease commitments	€ 569	€ 692